Franklin Templeton Group
777 Mariners Island Boulevard
San Mateo, California 94404


November 12, 1996

Filed Via EDGAR (CIK #0000837274)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

     Re:  FRANKLIN VALUEMARK FUNDS
          File Nos. 33-23493 and 811-5583

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 31, 1996.

Sincerely,

FRANKLIN VALUEMARK FUNDS


By     /s/ Karen L. Skidmore
        Senior Corporate Counsel